Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee Benefits
(27)	Employee Benefits

Equity-settled share-based payment plan

In May 2023, the Board of Directors approved a proposal to the Ordinary General Meeting on 16 June, 2023, which approved it, a long term incentive plan. based on the granting of stock options for certain executive directors, members of the senior management of Grifols and its subsidiaries.

The plan has a term of four years for each beneficiary, from the effective date where 40% of the options granted will vest (provided that the conditions for their vesting are met) at the end of the second year of the plan and the remaining 60% will vest (provided that the conditions for their vesting are met) at the end of the fourth year of the plan. A maximum of 4 million stock options will be granted, representing the right to acquire 4 million Class A shares of the Company with an exercise price of Euros 8.96 per Class A share.

As a condition for the vesting of the options granted, each beneficiary must have remained continuously employed by Grifols on each vesting date, must pass an individual performance evaluation and, in addition, settlement is subject to the achievement of specific, predetermined and quantifiable objectives, related to financial and non-financial metrics, in order to reward value creation through the achievement of the objectives set in the plan. The Company will allocate the shares it currently holds in treasury or may come to hold to cover the needs of the plan.

Settlement date	Number of shares assigned	Unit fair value (Euros)
2025	956,000	3.05
2027	1,458,000	2.85

Additionally, there is a special remuneration plan referenced to the value of the share settled in equity instruments for certain executives with an exercise price of Euros 8.964 and Euros 12.84 per Class A share and maturity 2024 and 2025.

Settlement date	Number of shares assigned	Unit fair value (Euros)
31/12/2026	700,000	1.08
31/12/2026	270,000	2.19

On June 5, 2025, the Annual General Shareholders’ Meeting approved, as an extraordinary measure and with the aim of correcting an inconsistency for equity reasons, the adjustment of the exercise price of the options from Euros 12.84 to Euros 8.96 per Class A share.

The recognized amount in Equity as 31 December 2025 and 2024 amounts to Euros 6 million.

Cash-settled share-based payment plan

In May 2023, the Board of Directors of Grifols, S.A. approved a new long-term incentive plan based on restricted stock units (RSUs) aimed at certain members of the management team of the Company and its subsidiaries.

The plan has a total duration of four years, where 50% of the RSUs granted will be settled at the end of the second year of the plan and the remainder at the end of the fourth year of the plan. As a condition for the vesting of the RSUs granted, each beneficiary must have remained continuously employed by Grifols on the settlement date of the plan and, in addition, such settlement is subject to the achievement of performance objectives.

The RSUs will be settled in cash for an amount equivalent to the average price of the Class A shares during the five (5) business days prior to the settlement.

In May 2025, 50% of the RSUs granted were settled, amounting to Euros 2 million. At 31 December 2025, the total accumulated amount is Euros 2 million as long-term in the heading “Provisions” (Euros 3 million at 31 December 2024, of which Euros 2 million were short-term in the heading “Trade creditors and other accounts payable” and Euros 1 million were long-term in the heading “Provisions”).

The amount recognized in the Consolidated Statement of Profit and Loss as of 31 December 2025 and 2024 amounts to Euros 1 million.

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
2027	258,550	9.42

Fidelity programs addressed to management

In 2024, the Group has signed contracts with certain executives, establishing a long-term share-based or cash-based incentive as part of its remuneration system.

In the case of transfer of shares, these will be made in equal terms on the anniversary date or at the end of the period, according to the terms of the agreement.

Each beneficiary must have been continuously employed by Grifols until the settlement date. The amount recognized in equity as of 31 December 2025 amounts to Euros 4 million (Euros 1 million as of 31 December 2024).

Stock Incentive plan

On 5 June 2025, the Annual General Shareholders’ Meeting approved the 2025 Stock Incentive Plan - a long-term variable compensation plan - to be offered on a discretionary basis to members of the senior management team and other key employees of the Group.

The purpose of the plan is to align the interests of the beneficiaries with those of the shareholders and to support the long-term success of the company by promoting sustainable value creation, retaining key talent, and aligning with market standards.

The potential beneficiary group includes approximately 47 individuals, of whom 11 are senior executives. Neither the CEO nor the CFO will be beneficiaries of the Plan.

The plan has a three-year vesting period, which began on April 29, 2025, and will be settled in Class A shares within a reasonable period after the completion of such vesting period. Senior executives will receive 100% of their award in the form of performance shares, while the remaining participants will receive 65% in performance shares and 35% in fidelity shares.

The maximum number of shares to be delivered is 1,032,671, subject to the achievement of specific targets. For senior executives, 100% of the vesting of performance shares will depend on the relative Total Shareholders Return (TSR) compared to a predefined peer group. The plan includes performance thresholds and payout curves for deliveries ranging from 0% to 150% of the target, depending on the level of achievement of the performance criteria.

The amount recognized in equity as of 31 December 2025 amounts Euros 3 million.

Other obligations with personnel

In the event that control is taken of the Company, the Group has agreements with 29 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from one to five years’ salary.

In addition, the share-based remuneration plans maintained by the Company for certain employees include clauses according to which, in the event of a change of control, the amounts pending exchange would be early settled under the terms described in said agreements.

The Group has contracts with 21 executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.